INVESTMENTS (OFFSETTING FINANCIAL ASSETS) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 153	$ 126
Equity contracts
Offsetting Assets [Line Items]
Gross amounts recognized	119	76
Gross amounts offset in the balance sheets	30	20
Net amounts presented in the balance sheets	89	56
Collateral
Offsetting Assets [Line Items]
Gross amounts recognized	0	0
Gross amounts offset in the balance sheets	90	58
Net amounts presented in the balance sheets	(90)	(58)
Derivatives Subject to an ISDA Master Agreements
Offsetting Assets [Line Items]
Gross amounts recognized	119	76
Gross amounts offset in the balance sheets	120	78
Net amounts presented in the balance sheets	(1)	(2)
Other financial assets
Offsetting Assets [Line Items]
Gross amounts recognized	64	70
Gross amounts offset in the balance sheets	0	0
Net amounts presented in the balance sheets	64	70
Other invested assets
Offsetting Assets [Line Items]
Gross amounts recognized	183	146
Gross amounts offset in the balance sheets	120	78
Net amounts presented in the balance sheets	$ 63	$ 68